UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ];       Amendment Number:___
         This Amendment:               [  ] is a restatement
                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Firsthand Capital Management, Inc.
Address:          125 South Market
                  Suite 1200
                  San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin M. Landis
Title:            President
Phone:            (408) 294-2200

Signature, Place, and Date of Signing

/s/ Kevin Landis                            San Jose, California         2/11/08
-----------------------------------         --------------------      ----------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1
                                            --------------------------

Form 13F Information Table Entry Total:                  105
                                            --------------------------

Form 13F Information Table Value Total:     $          651,112
                                            --------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. The Equitable Life Assurance Society (13F file number: 28-42)


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
      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------

Cisco Systems, Inc.             Common Stock 17275R102 $ 41,250.35  1,523,840  SH        SOLE               1,523,205            635
Corning, Inc.                   Common Stock 219350105 $ 40,180.47  1,674,884  SH        SOLE               1,674,176            708
Cypress Semiconductor Corp.     Common Stock 232806109 $ 33,457.82    928,610  SH        SOLE                 928,610
Nintendo Co Ltd. ADR            Common Stock 654445303 $ 28,117.30    379,707  SH        SOLE                 379,707
Seagate Technology, Inc.        Common Stock G7945J104 $ 23,450.34    919,621  SH        SOLE                 919,066            555
EMC Corp.                       Common Stock 268648102 $ 22,749.56  1,227,715  SH        SOLE               1,226,930            785
Intel Corp.                     Common Stock 458140100 $ 21,428.91    803,785  SH        SOLE                 803,260            525
Rambus Inc.                     Common Stock 750917106 $ 20,762.01    991,500  SH        SOLE                 991,500
SiRF Technology Holdings, Inc.  Common Stock 82967H101 $ 18,822.37    749,000  SH        SOLE                 749,000
eBay, Inc.                      Common Stock 278642103 $ 17,285.68    520,810  SH        SOLE                 520,315            495
Microsoft Corp.                 Common Stock 594918104 $ 16,611.35    466,611  SH        SOLE                 466,110            501
Google, Inc.                    Common Stock 38259P508 $ 16,189.62     23,413  SH        SOLE                  23,390             23
L-1 Identity Solutions, Inc.    Common Stock 50212A106 $ 16,105.82    897,260  SH        SOLE                 896,339            921
SanDisk Corp.                   Common Stock 80004C101 $ 15,795.22    476,190  SH        SOLE                 475,970            220
Applied Materials, Inc.         Common Stock 038222105 $ 15,639.37    880,595  SH        SOLE                 880,112            483
AuthenTec, Inc.                 Common Stock 052660107 $ 15,075.59  1,052,274  SH        SOLE               1,052,274
China Mobile Hong Kong Ltd.     Common Stock 16941M109 $ 14,932.95    171,900  SH        SOLE                 171,720            180
Amdocs Ltd.                     Common Stock G02602103 $ 12,644.25    366,819  SH        SOLE                 366,464            355
Apple, Inc.                     Common Stock 037833100 $ 11,924.42     60,200  SH        SOLE                  60,140             60
Nokia Corp. - ADR               ADR          654902204 $ 11,900.13    309,980  SH        SOLE                 309,660            320
Broadcom Corp. - A              Common Stock 111320107 $ 11,386.66    435,603  SH        SOLE                 435,143            460
Yahoo! Inc.                     Common Stock 984332106 $ 10,796.27    464,156  SH        SOLE                 464,156
Intevac, Inc.                   Common Stock 461148108 $ 10,426.63    717,100  SH        SOLE                 717,100
Netflix, Inc.                   Common Stock 64110L106  $ 9,317.00    350,000  SH        SOLE                 350,000
Hewlett-Packard Company         Common Stock 428236103  $ 9,287.06    183,975  SH        SOLE                 183,780            195
Zoran Corp.                     Common Stock 98975F101  $ 9,240.36    410,500  SH        SOLE                 410,500
Taiwan Semiconductor Manu.Co.   ADR          874039100  $ 9,186.01    922,290  SH        SOLE                 921,381            909
Texas Instruments, Inc.         Common Stock 882508104  $ 8,842.95    264,759  SH        SOLE                 264,463            296
Trina Solar Limited - Spon ADR  Common Stock 89628E104  $ 8,511.16    158,200  SH        SOLE                 158,200
Adobe Systems, Inc.             Common Stock 00724F101  $ 8,344.78    195,291  SH        SOLE                 195,139            152
Chartered Semiconductor Manu.   ADR          16133R106  $ 7,931.50  1,182,042  SH        SOLE               1,182,042
Itron, Inc.                     Common Stock 465741106  $ 7,748.14     80,735  SH        SOLE                  80,735
Echelon Corp.                   Common Stock 27874N105  $ 7,579.11    367,205  SH        SOLE                 367,205
VeriFone Holdings, Inc.         Common Stock 92342Y109  $ 7,229.59    310,950  SH        SOLE                 310,765            185
NICE-Systems, Ltd.              Common Stock 653656108  $ 6,909.47    201,325  SH        SOLE                 201,110            215
Akamai Technologies, Inc.       Common Stock 00971T101  $ 6,871.56    198,600  SH        SOLE                 198,600
ViaSat, Inc.                    Common Stock 92552V100  $ 6,744.84    195,900  SH        SOLE                 195,900
Koninklijke(Royal)Philips Elec. Common Stock 500472303  $ 6,610.86    154,640  SH        SOLE                 154,490            150
FormFactor, Inc.                Common Stock 346375108  $ 6,441.06    194,594  SH        SOLE                 194,594
ASML Holding N.V.               Common Stock N07059186  $ 5,939.84    189,832  SH        SOLE                 189,641            191
QUALCOMM, Inc.                  Common Stock 747525103  $ 5,692.37    144,660  SH        SOLE                 144,505            155
Citrix Systems, Inc.            Common Stock 177376100  $ 4,844.37    127,450  SH        SOLE                 127,450
Alvarion Ltd.                   Common Stock M0861T100  $ 4,724.68    497,335  SH        SOLE                 497,335
Sun Microsystems, Inc.          Common Stock 866810203  $ 4,532.50    250,000  SH        SOLE                 250,000
Honeywell International, Inc.   Common Stock 438516106  $ 4,518.01     73,380  SH        SOLE                  73,380
Semiconductor Manufacturing Int Common Stock 81663N206  $ 3,633.00    700,000  SH        SOLE                 700,000
Clearwire Corp.                 Common Stock 185385309  $ 3,427.50    250,000  SH        SOLE                 250,000
NCR Corp.                       Common Stock 62886E108  $ 2,951.76    117,600  SH        SOLE                 117,600
Suzlon Energy Ltd.-Merrill Wrt  Common Stock B0DX8R8    $ 2,525.80     51,400  SH        SOLE                  51,400
Qimonda AG                      Common Stock 746904101  $ 2,235.09    312,600  SH        SOLE                 312,600
Oracle Corp.                    Common Stock 68389X105  $ 2,057.04     91,100  SH        SOLE                  91,100
Baidu.com, Inc.                 Common Stock 056752108  $ 1,600.60      4,100  SH        SOLE                   4,100
Equinix, Inc.                   Common Stock 29444U502  $ 1,516.05     15,000  SH        SOLE                  15,000
Omniture, Inc.                  Common Stock 68212S109  $ 1,388.19     41,700  SH        SOLE                  41,700
Ctrip.com International, Ltd.   Common Stock 22943F100  $ 1,321.81     23,000  SH        SOLE                  23,000
Napster, Inc.                   Common Stock 630797108  $ 1,308.87    664,400  SH        SOLE                 664,400
News Corp.                      Common Stock 65248E203  $ 1,178.53     55,460  SH        SOLE                  55,460
Monster Worldwide, Inc.         Common Stock 611742107  $ 1,148.26     35,440  SH        SOLE                  35,440
VeriSign, Inc.                  Common Stock 92343E102  $ 1,125.86     29,935  SH        SOLE                  29,935
NeuStar, Inc.                   Common Stock 64126X201  $ 1,101.31     38,400  SH        SOLE                  38,400
Visual Sciences, Inc.           Common Stock 92845H108  $ 1,084.17     58,667  SH        SOLE                  58,667
LivePerson, Inc.                Common Stock 538146101  $ 1,080.82    202,400  SH        SOLE                 202,400
Suntech Power Holdings Co., Ltd ADR          86800C104  $ 1,071.81     13,020  SH        SOLE                  13,020
ValueClick, Inc.                Common Stock 92046N102  $ 1,013.97     46,300  SH        SOLE                  46,300
International Business Machines Common Stock 459200101    $ 778.32      7,200  SH        SOLE                   7,200
CyberSource Corp.               Common Stock 23251J106    $ 743.03     41,814  SH        SOLE                  41,814
Versant Corp.                   Common Stock 925284309    $ 727.25     25,000  SH        SOLE                  25,000
Akeena Solar, Inc.              Common Stock 009720103    $ 683.72     85,895  SH        SOLE                  85,895
Synaptics, Inc.                 Common Stock 87157D109    $ 629.75     15,300  SH        SOLE                  15,300
Verint Systems, Inc.            Common Stock 92343X100    $ 629.51     32,200  SH        SOLE                  32,200
Gmarket, Inc.                   Common Stock 38012G100    $ 550.29     22,100  SH        SOLE                  22,100
Lenovo Group Ltd ADR            Common Stock 526250105    $ 532.50     30,000  SH        SOLE                  30,000
Microvision, Inc.               Common Stock 594960106    $ 495.69    127,100  SH        SOLE                 127,100
51job, Inc.                     Common Stock 316827104    $ 472.99     26,248  SH        SOLE                  26,248
Concur Technologies, Inc.       Common Stock 206708109    $ 445.38     12,300  SH        SOLE                  12,300
EMCORE Corp.                    Common Stock 290846104    $ 426.87     27,900  SH        SOLE                  27,900
Comcast Corp. - Special CL A    Common Stock 20030N200    $ 407.70     22,500  SH        SOLE                  22,500
Power Integrations, Inc.        Common Stock 739276103    $ 404.21     11,740  SH        SOLE                  11,740
Singapore Telecom - ADR         Common Stock 82929R304    $ 383.52     14,100  SH        SOLE                  14,100
MIPS Technologies, Inc.         Common Stock 604567107    $ 380.93     76,800  SH        SOLE                  76,800
Dell, Inc.                      Common Stock 24702R101    $ 379.91     15,500  SH        SOLE                  15,500
Netlogic Microsystems, Inc.     Common Stock 64118B100    $ 367.08     11,400  SH        SOLE                  11,400
Aixtron AG - ADR                Common Stock 009606104    $ 344.40     24,600  SH        SOLE                  24,600
Net 1 UEPS Technologies, Inc.   Common Stock 64107N206    $ 305.34     10,400  SH        SOLE                  10,400
Sierra Wireless, Inc.           Common Stock 826516106    $ 297.00     20,000  SH        SOLE                  20,000
Techwell, Inc.                  Common Stock 87874D101    $ 266.44     24,200  SH        SOLE                  24,200
Sigmatel, Inc.                  Common Stock 82661W107    $ 258.48    122,500  SH        SOLE                 122,500
Ramtron International Corp.     Common Stock 751907304    $ 258.00     60,000  SH        SOLE                  60,000
The9 Ltd.                       Common Stock 88337K104    $ 255.84     12,000  SH        SOLE                  12,000
iGATE Corp.                     Common Stock 45169U105    $ 254.01     29,989  SH        SOLE                  29,989
Vodafone Group Plc              Common Stock 92857W209    $ 250.04      6,700  SH        SOLE                   6,700
Dassault Systemes SA            Common Stock 237545108    $ 229.16      3,900  SH        SOLE                   3,900
America Movil, S.A.B de C.V.    Common Stock 02364W105    $ 227.14      3,700  SH        SOLE                   3,700
Acme Packet, Inc.               Common Stock 004764106    $ 221.58     17,600  SH        SOLE                  17,600
Synchronoss Technologies, Inc.  Common Stock 87157B103    $ 216.18      6,100  SH        SOLE                   6,100
iRobot Corp.                    Common Stock 462726100    $ 213.34     11,800  SH        SOLE                  11,800
Nextest Systems                 Common Stock 653339101    $ 202.88     10,200  SH        SOLE                  10,200
Spreadtrum Communications, Inc. Common Stock 849415203    $ 202.29     16,500  SH        SOLE                  16,500
Internap Network Services Corp. Common Stock 45885A300    $ 197.55     23,715  SH        SOLE                  23,715
Saba Software, Inc.             Common Stock 784932600    $ 155.74     30,300  SH        SOLE                  30,300
Finisar Corp.                   Common Stock 31787A101    $ 147.69    101,855  SH        SOLE                 101,855
Symmetricom, Inc.               Common Stock 871543104    $ 141.30     30,000  SH        SOLE                  30,000
Microtune, Inc.                 Common Stock 59514P109    $ 121.46     18,600  SH        SOLE                  18,600
PLX Technology, Inc.            Common Stock 693417107     $ 93.00     10,000  SH        SOLE                  10,000
Valence Technology, Inc.        Common Stock 918914102     $ 63.48     31,900  SH        SOLE                  31,900
                                                   105   $ 651,112